Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating Activities:
Net Income	$ 125,229	$ 82,269	$ 9,038	$ 288,983
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Stock Issued for Services				12,500
Depreciation Expense	1,250
Options expense	35,979	37,456	169,828	267,835
Bad Debt Expense			2,271
Loss on debt extinguishment			7,444	16,556
Share in Equity Losses in Investment	28,972
Amortization of right to use asset	21,744
Amortization of Debt Discount		152	152	88,647
Changes in operating assets and liabilities:
Accounts Receivable	(295,169)	(7,300)	(1,532)	(20,354)
Prepaid Assets and other Current Assets	(84,621)	(50,211)	13,637	(90,763)
Inventory	17,743		(3,810)
Lease Liability	(17,913)
Accounts Payable	11,222	(12,864)	95,149	(98,213)
Accrued Liabilities and Other Liabilities	29,770	17,161	(18,791)	(293,521)
Net Cash provided by (used in) operating activities	(125,794)	66,663	273,386	171,670
Investing Activities:
Purchase of equity method investment	(210,000)
Purchase of Fixed Assets			(15,006)
Cash paid for acquisition of Community Specialty Pharmacy, LLC, net of cash received	(210,000)		(250,273)
Net cash Used in Investing activities	(210,000)		(265,279)
Financing Activities:
Repayments of Short-term Convertible Debt - Related Parties		(50,000)
Repayments of Short-Term Promissory Notes		(10,739)
Repayments of Promissory Note - Third Parties			(10,739)	(432,685)
Repayments of Short Term Debt - Related Parties			(111,725)
Proceeds from Convertible Note - Related Parties				180,000
Proceeds from exercise of Warrants	166			250
Proceeds from Issuance of Common Stock			800,000	250,000
Net Cash provided by (used in) financing activities	166	(60,739)	677,536	(2,435)
Net increase (decrease) in Cash	(335,628)	5,924	685,643	169,235
Cash at Beginning	869,557	183,914	183,914	14,679
Cash at Ending	533,929	189,838	869,557	183,914
Supplemental Cash Flow Information
Cash Paid for Interest	1,704	8,930	36,970	71,210
Cash Paid for Income Taxes
Non-Cash Transactions
Common Stock Issued for Conversion of Note and Accrued Interest	211,983
ROU assets and operating lease obligations recognized	847,441
Equity method investment recorded to accrued liabilities	$ 40,000
Related party note payable and warrants issued for acquisition of Community Specialty Pharmacy, LLC			470,921
Reclass from accrued interest to short term convertible notes				16,500
Arrangement to move related party Accounts Payable to Notes Payable				$ 32,552